Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and other revenue
Asset servicing fees		$ 4,638	$ 4,563	$ 4,608
Clearing services fees		1,716	1,648	1,616
Issuer services fees		1,092	1,130	1,099
Treasury services fees		601	559	554
Total investment services fees		8,047	7,900	7,877
Investment management and performance fees		3,367	3,389	3,647
Foreign exchange and other trading revenue		789	654	732
Financing-related fees		212	196	207
Distribution and servicing		115	129	139
Investment and other income		184	968	240
Total fee revenue		12,714	13,236	12,842
Net securities gains (losses)		33	(18)	(48)
Total fee and other revenue		12,747	13,218	12,794
Operations of consolidated investment management funds
Investment income (loss)		85	57	(12)
Interest of investment management fund note holders		1	1	1
Income (loss) from consolidated investment management funds		84	56	(13)
Net interest revenue
Interest revenue		4,109	7,548	6,432
Interest expense		1,132	4,360	2,821
Net interest revenue		2,977	3,188	3,611
Total revenue		15,808	16,462	16,392
Provision for credit losses	[1],[2]	336	(25)	(11)
Noninterest expense
Staff		5,966	6,063	6,145
Professional, legal and other purchased services		1,403	1,345	1,334
Software and equipment		1,370	1,222	1,062
Net occupancy		581	564	630
Sub-custodian and clearing		460	450	450
Distribution and servicing		336	374	406
Bank assessment charges		124	125	170
Business development		105	213	228
Amortization of intangible assets		104	117	180
Other		555	427	606
Total noninterest expense		11,004	10,900	11,211
Income
Income before income taxes		4,468	5,587	5,192
Provision for income taxes		842	1,120	938
Net income		3,626	4,467	4,254
Net (income) loss attributable to noncontrolling interests related to consolidated investment management funds		(9)	(26)	12
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,617	4,441	4,266
Preferred stock dividends		(194)	(169)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,423	4,272	4,097
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,423	4,272	4,097
Less: Earnings allocated to participating securities		6	18	27
Net income applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 3,417	$ 4,254	$ 4,070
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		890,839	939,623	1,002,922
Common stock equivalents (shares)		2,425	5,087	6,801
Less: Participating securities (shares)		(750)	(1,601)	(2,582)
Diluted (shares)		892,514	943,109	1,007,141
Anti-dilutive securities (shares)	[3]	4,968	4,014	6,804
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)		$ 3.84	$ 4.53	$ 4.06
Diluted (usd per share)		$ 3.83	$ 4.51	$ 4.04

[1]	In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	The provision for credit losses for 2020 relates to the financial instruments within the scope of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.